SUPPLEMENT DATED AUGUST 15, 2018

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated August 1, 2018

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2018 (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

APPENDICES

Appendix S is added as follows:

APPENDIX S

PLFA

PROXY VOTING POLICY

Title:  Proxy Voting Policy

Policy Summary:

PLFA must take reasonable care to ensure proxy voting rights are properly and timely exercised. PLFA retains proxy voting authority with respect to all securities purchased for its clients, including the funds it directly manages. This Proxy Voting Policy is designed to ensure that all proxies received are voted in the best interest of clients and in accordance with its duties and the requirements of all applicable regulations.  The final authority and responsibility for proxy voting rests with PLFA Compliance.

Legal Summary:

Rule 206(4)-6 under the Advisers Act requires an investment adviser that exercises voting authority over client proxies to adopt proxy voting policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, describes how the advisor addresses material conflicts of interest when voting, discloses to clients how they can obtain information on how securities were voted, and describes proxy voting policies and procedures to clients.

Policies and Procedures:

This Policy addresses proxy voting for investments held (other than underlying funds) in PLFA directly managed Funds of Pacific Select Fund and Pacific Funds (the “Direct Funds”).  PLFA does not typically invest in securities that have voting rights.  However, as there is the possibility that the Direct Funds could hold instruments with potential proxy voting (such as cash sweep vehicles(1) and Exchange Traded Funds), this Policy has been implemented to address these instances.

Process for Voting

Proxies are generally received by PLFA Compliance for holdings of the Direct Funds, either through electronic notifications using the custodian’s proxy management system or pursuant to a proxy ballot received (electronically

(1)  For the fund-of-funds, the Pacific Funds cash sweep vehicle is not used as all cash goes directly to the underlying funds.  For Pacific Select Fund, PLFA utilizes overnight repurchase agreements (non-voting securities) for cash positions.

or physically) from the issuer, the custodian or others. PLFA Compliance will review the proxy materials received and for each individual ballot item contained in a proxy determine whether to:

•                  vote in accordance with the Proxy Guidelines of this Policy;

•                  abstain from voting;

•                  seek the advice of others for their recommendation;

•                  forward the proxy to the Conflicts Review Committee for review due to an identified conflict; or

•                  take such other actions as deemed necessary.

Proxy Guidelines

In determining how to vote proxy issues, PLFA Compliance will review the following Proxy Guidelines in an attempt to vote proxies in a manner intended to protect and enhance the economic value of the securities held in the Direct Funds so that proxies are voted in the best interests of its clients(2).

Proxy proposals generally fall into one of the following three categories, as determined by PLFA Compliance:  routine matters, social issues, and business proposals.

•                  PLFA has determined to generally vote in-line with the recommendations of management on routine, standard or non-controversial items unless otherwise warranted following a review of the issues involved.  Routine matters are defined as those which do not change the structure, by-laws, or operations of the corporation. Examples include the election of Board members and ratification of the independent auditor.

•                  PLFA votes for social issues with the financial interests of its clients in mind; provided, however, that PLFA will generally support the recommendations of management in areas where acceptable efforts are made on behalf of special interest or social conscience that are not detrimental to clients. PLFA believes the burden of social responsibility rests with the issuer’s management and not PLFA. Social issues appear in proxy proposals that attempt to deal with activities of social conscience, such as an issuer adopting a policy on climate change or a policy on human rights.

•                  PLFA will generally vote in favor of business proposals as long as the client position or value is either preserved or enhanced, as determined by PLFA Compliance in consultation with the PLFA Investment Committee in connection with their assessment of particular facts and circumstances. Business proposals are resolutions that change the status of the corporation, its individual securities, or the ownership status of those securities. Examples include stock splits/increases, amending by-laws/articles of incorporation, and mergers.

If PLFA Compliance determines that it is not clear how the Proxy Guidelines apply to a specific proxy vote, or believes it is in the best interest of clients to vote contrary to a guideline, the ballot will be escalated to the PLFA Investment Committee for review and final voting determination.

Potential Conflicts of Interest

The Conflicts Review Committee (the “Committee”) consists of senior management of PLFA, including the General Counsel and the Chief Compliance Officer.  The Committee reviews and addresses proxies brought to its attention

(2)  The Direct Funds currently consist of the Pacific Funds PF Multi-Asset Fund and the PF Multi-Fixed Income Fund, which are only available as underlying fund investments for certain fund-of-funds that are managed by PLFA.  As such, the use of the term “client” is considered to be a look-through to the individual shareholders of the fund-of-funds.

that raise a potential conflict of interest, taking reasonable measures to determine the materiality of the conflict and to attempt to resolve the conflict in the best interest of clients.

A potential conflict of interest may exist when PLFA is presented with a proxy for an issuer with whom PLFA (or its affiliates) also maintains a material business relationship, or where the issuer (or its senior management) has a personal or business relationship with PLFA Compliance or PLFA Investment Committee members. Conflicts based on business relationships or dealings with affiliates of PLFA will only be considered to the extent that PLFA has actual knowledge of such business relationships. PLFA employees are periodically reminded of their obligation to be aware of the potential for conflicts of interest with respect to voting proxies both as a result of their personal relationships or business relationships, and to report potential conflicts of interest to the attention of senior management of PLFA (who, in turn, will discuss with the Committee when applicable to proxy voting).

The Committee will determine whether an identified conflict of interest is considered to be material or non-material. A conflict of interest will generally be considered to be material to the extent that it is determined that such conflict is likely to influence, or appears to influence, PLFA’s decision-making in voting that proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A record of all determinations of materiality made by the Committee will be maintained.

Conflicts that have been identified by the Committee as non-material conflicts will be voted in accordance with the Policy Guidelines contained in this Policy.  When a conflict is determined by the Committee to be material, the Committee will propose to PLFA the following non-exclusive list of options to consider to ensure that the proxy voting decision is based upon the best interest of clients and that the final voting decision is not a product of the material conflict:

(1)                                 vote strictly in accordance with the Proxy Guidelines of this Policy, if doing so involves little or no discretion;

(2)                                 if possible, erect information barriers around the impacted person or persons sufficient to insulate the voting determination from the conflict;

(3)                                 seek a voting recommendation from an independent third party;

(4)                                 abstain from voting; or

(5)                                 resolve the conflict in such other manner as the Committee believes is appropriate.

Abstaining from Voting

In the majority of instances, PLFA will be able to vote proxies successful and timely.  However, in certain circumstances PLFA may choose to not vote a ballot (or cast a vote of “Abstain”) where it is unable or unwilling to vote because of legal or operational difficulties, timing issues, or because PLFA believes the administrative burden and/or associated costs with voting exceed any anticipated benefits of voting. In making this determination, PLFA will consider various factors, including but not limited to:

•                                          When the cost of voting the proxies outweighs the benefits or is otherwise impractical;

•                                          When voting would give rise to a material conflict that cannot be timely resolved;

•                                          When securities are on loan, to the extent that it is not feasible and practical to recall the securities for voting under the circumstances and where the expected benefit to voting such shares outweighs the detriment (including lost revenue) of recalling such shares;

•                                          When proxy materials are not received with sufficient time and/or with enough information to make an informed voting decision;

•                                          Where in-person attendance is required in order to vote;

•                                          Where there are international constraints for timing and meeting voting deadlines, including translation costs or retaining local powers of attorney; or

•                                          Where voting restrictions are imposed upon foreign securities, including those in “share-blocking” countries (share-blocking imposes a temporary suspension of the ability to trade a security, usually for a period of time in proximity to its shareholder meeting).

While all such proxies will attempted to be voted on a best efforts basis, any proxies that PLFA intentionally chooses to abstain from voting will be documented along with the rationale.

Recordkeeping:

Standard.

Effective Date:

November 28, 2017

Revision History:

Adopted November 28, 2017